Income Taxes (Schedule of Deferred Income Tax Assets and Liabilities) (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Deferred income tax assets:
Tax loss carryforwards	$ 1,195	$ 1,207
Tax credit carryforwards	454	415
Derivative instruments	205	45
Regulatory liabilities	175	264
Other	372	341
Total deferred income tax assets before valuation allowance	2,401	2,272
Valuation allowance	(363)	(312)
Total deferred income tax assets after valuation allowance	2,038	1,960
Deferred income tax (liabilities):
PP&E	(3,223)	(2,981)
Derivative instruments	(235)	(125)
Investments subject to significant influence	(216)	(181)
Regulatory assets	(196)	(310)
Other	(312)	(322)
Total deferred income tax liabilities	(4,182)	(3,919)
Consolidated Balance Sheets presentation:
Long-term deferred income tax assets	208	237
Long-term deferred income tax liabilities	(2,352)	(2,196)
Net deferred income tax liabilities	$ (2,144)	$ (1,959)